As filed with the Securities and Exchange Commission on September 29, 2009

1933 Act File No. 2-22019 1940 Act File No. 811-1241

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT of 1933 ☐
POST-EFFECTIVE AMENDMENT NO. 105 ☒
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940 ☐
AMENDMENT NO. 78 ☒

EATON VANCE GROWTH TRUST
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)

(617) 482-8260
(Registrant’s Telephone Number)

MAUREEN A. GEMMA
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b)	☐ on (date) pursuant to paragraph (a)(1)
☒ on September 30, 2009 pursuant to paragraph (b)	☐ 75 days after filing pursuant to paragraph (a)(2)
☐ 60 days after filing pursuant to paragraph (1)(1)	☐ on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Greater China Growth Portfolio, SMID-Cap Portfolio and Worldwide Health Sciences Portfolio have also executed this Registration Statement.

Explanatory Note

Parts A and B of this Post-Effective Amendment No. 105 to the Registration Statement of Eaton Vance Growth Trust (the “Amendment”) are incorporated by reference to the Prospectuses (Part A) and Statements of Additional Information (Part B) for the following Funds:

  Eaton Vance-Atlanta Capital SMID-Cap Fund, dated February 1, 2009, as previously filed electronically with the Securities and Exchange Commission (“the Commission”) on January 26, 2009 (Accession No. 0000940394-09- 000040);
  Eaton Vance Greater China Growth Fund, dated September 1, 2009, as previously filed electronically with the Commission on August 31, 2009 (Accession No.
  0000940394-09-000677) and
  Eaton Vance Worldwide Health Sciences Fund, dated January 1, 2009, as previously filed electronically with the Commission on December 24, 2008 (Accession No. 0000940394-08-001633).

Part A is hereby supplemented as indicated in the Amendment. This Amendment is being filed to supplement the Prospectuses to add Class C shares of Eaton Vance-Atlanta Capital SMID-Cap Fund and Class I Shares of Eaton Vance Greater China Growth Fund and Eaton Vance Worldwide Health Sciences Fund, each a separate series of the Registrant.

EATON VANCE-ATLANTA CAPITAL SMID-CAP FUND Supplement to Prospectus dated February 1, 2009

1. As of the date of this Supplement the Fund now offers Class C shares.

2. "Performance Information.": No performance is shown for Class C shares because they have not been offered prior to the date of this Supplement.

3. The following is added to the Fund’s Shareholder Fees, Annual Fund Operating Expenses and Example tables that appear in "Fund Fees and Expenses." and "Example." under "Fund Summaries":

Shareholder Fees
(fees paid directly from your investment)	Class C

Maximum Sales Charge (Load) (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	None

Annual Fund Operating Expenses for SMID-Cap Fund
(expenses that are deducted from Fund and Portfolio assets)	Class C

Management Fees	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses(1)	0.47%
Total Annual Fund Operating Expenses	2.47%
Expense Reimbursement(2)	(0.52)%
Total Annual Fund Operating Expenses (net of expense reduction)	1.95%

(1)	"Other Expenses" for Class C is estimated.
(2)	The administrator and sub-adviser have agreed to reimburse the Fund’s expenses to the extent Total Annual Fund Operating Expenses exceed 1.95% for Class C shares. This expense reimbursement will continue through January 31, 2010. Thereafter, the expense reimbursement may be changed or terminated at any time. The expense reimbursement relates to ordinary operating expenses only and amounts reimbursed may be subject to recoupment by the administrator and/or the sub-adviser.

Example. These Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Each Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Each Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same as stated in the Fund Fees and Expenses tables above, except that any fee reduction or expense reimbursement is only applied during the period it is in effect. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		1 Year	3 Years	5 Years	10 Years

SMID-Cap Fund	Class C shares	$298	$720	$1,269	$2,767

You would pay the following expenses if you did not redeem your shares:

		1 Year	3 Years	5 Years	10 Years

SMID-Cap Fund	Class C shares	$198	$720	$1,269	$2,767

4. The following replaces "Class A and Class R Shares" under "Purchasing Shares":

Class A, Class C and Class R Shares

Your initial investment must be at least $1,000. After your initial investment, additional investments may be made in any amount at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by providing written instructions. Please call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time), for further information. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts, certain group purchase plans (including tax-deferred retirement and other pension plans and proprietary fee-based programs sponsored by broker-dealers), and for persons affiliated with Eaton Vance and certain Fund service providers (as described in the Statement of Additional Information).

5. The following is added to "Choosing a Share Class." under "Purchasing Shares":

Class C shares are offered at net asset value with no front-end sales charge. If you sell your Class C shares within one year of purchase, you generally will be subject to a CDSC. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class C CDSC may be waived (such as certain redemptions from tax-deferred retirement plan accounts). See “CDSC Waivers” under “Sales Charges” below. Class C shares pay distribution fees and service fees equal to 1.00% annually of average daily net assets.

Orders for Class C shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Eaton Vance fund shares held within the purchasing shareholder’s account) is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more, or who, after a purchase of shares, would own shares of Eaton Vance funds with a current market value of $1,000,000 or more, should consider whether Class A shares would be more advantageous and consult their financial intermediary.

6. The following replaces "Contingent Deferred Sales Charge." under "Sales Charges":

Contingent Deferred Sales Charge. Class A and Class C shares are subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% CDSC if redeemed within 18 months of purchase. Class C shares are subject to a 1.00% CDSC if redeemed within one year of purchase. The sales commission payable to investment dealers in connection with sales of Class C shares is described under "Distribution and Service Fees" below.

7. The following replaces "CDSC Waivers." under "Sales Charges":

CDSC Waivers. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see “Shareholder Account Features”) and, for Class C shares, in connection with certain redemptions from tax-deferred retirement plans. The CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

8. The following replaces "Distribution and Service Fees." under "Sales Charges":

Distribution and Service Fees. Class A , Class C and Class R shares have in effect plans under Rule 12b-1 that allows each Fund to pay distribution fees for the sale and distribution of shares (so-called “12b-1 fees”) and service fees for personal and/ or shareholder account services. Class C shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Class R shares pay distribution fees of 0.25% annually of average daily net assets. Although there is no present intention to do so, Class R shares could pay distribution fees of up to 0.50% annually upon Trustee approval. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates financial intermediaries on sales of Class C shares (except exchange transactions and reinvestments) in an amount equal to 1.00% of the purchase price of the shares. After the first year, financial intermediaries also receive 0.75% of the value of Class C shares in annual distribution fees. Class C and Class R shares also pay service fees to the principal underwriter equal to 0.25% of average daily net assets annually. Class A shares pay distribution and service fees equal to 0.25% of average daily net assets annually. After the sale of shares, the principal underwriter receives the Class A distribution and service fees and the Class C service fees for one year and thereafter financial intermediaries generally receive them based on the value of shares sold by such dealers for shareholder servicing performed by such financial intermediaries. After the sale of Class R shares, the principal underwriter generally pays service fees to financial intermediaries based on the value of shares sold by such dealers. Distribution and service fees are subject to the limitations contained in the sales charge rule of the Financial Industry Regulatory Authority.

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9. The following replaces the paragraph under "Financial Highlights" and is added to the Financial Highlights table:

The financial highlights are intended to help you understand a Fund’s financial performance for the period(s) indicated. Certain information in the tables reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all distributions at net asset value). This information (except for the six months ended March 31, 2009) has been audited by Deloitte & Touche LLP, an independent registered public accounting firm. The reports of Deloitte & Touche LLP and each Fund’s annual financial statements and SMID-Cap Fund’s unaudited semiannual financial statement for the six months ended March 31, 2009 are incorporated herein by reference and included in the Fund’s annual and/or semiannual report, which is available on request. Financial Highlights information is not provided for Class C or Class R shares because the Classes had not yet commenced operations as of March 31, 2009.

Six Months Ended March 31, 2009

(Unaudited)

	Class A	Class I

Net asset value - Beginning of period	$10.930	$11.570
Income (loss) from operations
Net investment income (loss)(1)	$ (0.011)	$ (0.001)
Net realized and unrealized gain (loss)	(2.561)	(2.711)
Total income (loss) from operations	$ (2.572)	$ (2.712)
Less distributions
From net realized gain	$ (0.258)	$ (0.258)
Total distributions	$ (0.258)	$ (0.258)
Net asset value - End of period	$ 8.100	$ 8.600
Total Return (2)	(23.49)%(6)	(23.40)%(6)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26,851	$29,629
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)(4)(5)	1.20%(7)	0.95%(7)
Net investment income (loss)	(0.28)%(7)	(0.03)%(7)
Portfolio Turnover of the Portfolio	26%(6)	26%(6)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(4)	The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or subsidized certain operating expenses and the administrator of the Fund subsidized certain operating expenses (equal to 0.79% of average daily net assets for the six months ended March 31, 2009). Absent this waiver and/or subsidy, total return would be lower. A portion of the waiver and subsidy was borne by the sub-advsier of the Portfolio.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

September 30, 2009

ATLPROSPS3

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EATON VANCE GREATER CHINA GROWTH FUND Supplement to Prospectus dated January 1, 2009 as revised September 8, 2009

1. As of the date of this Supplement the Fund now offers Class I shares.

2. "Performance Information.": No performance is shown for Class I shares because they have not been offered prior to the date of this Supplement.

3. The following is added to the Fund’s Shareholder Fees, Annual Fund Operating Expenses and Example tables that appear in "Fund Fees and Expenses." and "Example." under "Fund Summaries":

Shareholder Fees
(fees paid directly from your investment)	Class I*

Maximum Sales Charge (Load) (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	None
Redemption Fee (as a percentage of amount redeemed or exchanged)**	1.00%

*	Greater China Growth Fund only.
**	For shares redeemed or exchanged within 90 days of the settlement of the purchase.

Annual Fund Operating Expenses for Greater China Growth Fund
(expenses that are deducted from Fund and Portfolio assets)	Class I

Management Fees	1.25%
Distribution and Service (12b-1) Fees	n/a
Other Expenses(1)	0.42%
Total Annual Fund Operating Expenses	1.67%
Less Expense Reduction(2)	(0.05)%
Net Annual Fund Operating Expenses (net of expense reduction)	1.62%

(1)	"Other Expenses" for Class I is estimated.
(2)	The Adviser and the Administrator have agreed to reduce Total Annual Fund Operating Expenses by 0.05% annually. This agreement is contractual in nature and may not be terminated without shareholder approval. The expense reduction relates to ordinary operating expenses only and amounts may be subject to recoupment by the Adviser or the Administrator.

Example. These Examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. Each Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Each Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same as stated in the Fund Fees and Expenses tables above, except that any fee reduction or expense reimbursement is only applied during the period it is in effect. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		1 Year	3 Years	5 Years	10 Years

Greater China Growth Fund	Class I shares	$165*	$511	$881	$1,922

You would pay the following expenses if you did not redeem your shares:

		1 Year	3 Years	5 Years	10 Years

Greater China Growth Fund	Class I shares	$165	$511	$881	$1,922

*	Due to the redemption fee, the cost of investing for one year would be $100 higher for shares redeemed or exchanged within 90 days of the settlement of the purchase.

4. The following is added to "Purchasing Shares": Class I Shares

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans). Class I shares are also offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain Fund service providers. Your initial investment must be at least $250,000. Subsequent investments of any amount may be made at any time. The minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information). The initial minimum investment also is waived for individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform (in each case, as described above), provided the aggregate value of such accounts invested in Class I shares is at least $250,000 (or is anticipated by the principal underwriter to reach $250,000) and for corporations, endowments, foundations and qualified plans with assets of at least $100 million.

Class I shares may be purchased through a financial intermediary or by requesting your bank to transmit immediately available funds (Federal Funds) by wire. To make an initial investment by wire, you must complete an account application and telephone the Fund Order Department at 1-800-262-1122 to be assigned an account number. You may request a current account application by calling 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time). The Fund Order Department must be advised by telephone of each additional investment by wire.

5. The following replaces the second paragraph under "Restrictions on Excessive Market Trading and Market Timing." under "Purchasing Shares":

A fund that invests all or a portion of its assets in foreign securities may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of Fund share prices that may not reflect developments in a foreign securities market that occur after the close of such market but prior to the pricing of Fund shares. In addition, a fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (including certain securities that may be held by a Portfolio, such as restricted securities and certain small and mid-cap companies) is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as “price arbitrage”). The investment adviser is authorized to use the fair value of a security if prices are unavailable or are deemed unreliable (see “Valuing Shares”). The use of fair value pricing, the redemption fee applicable to Class A and Class I shares, and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder’s ability to engage in price or time zone arbitrage to the detriment of the Funds.

6. The following is added to "Choosing a Share Class." under "Purchasing Shares":

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (as described above). Class I shares are also offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain Fund service providers. Purchases of Class I shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of settlement of purchase. Class I shares do not pay distribution or service fees.

7. The following replaces the third paragraph under "Redeeming Shares":

Class A and Class I shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of the settlement of the purchase. All redemption fees will be paid to the Fund. Redemptions of shares held by tax-deferred retirement plans, in proprietary fee-based programs sponsored by financial intermediaries, or by Eaton Vance, its affiliated entities and accounts in which Eaton Vance or such an affiliate have a beneficial interest, as well as the redemption of shares acquired as the result of reinvesting distributions, are not subject to the redemption fee.

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8. The following replaces the paragraph under "Financial Highlights" and is added to the Financial Highlights table:

The financial highlights are intended to help you understand a Fund’s financial performance for the period(s) indicated. Certain information in the tables reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all distributions at net asset value). This information (except for the six months ended February 28, 2009) has been audited by Deloitte & Touche LLP, an independent registered public accounting firm. The report of Deloitte & Touche LLP and each Fund’s annual financial statements and Greater China Growth Fund’s unaudited semiannual financial statements for the six months ended February 28, 2009 are incorporated herein by reference and included in the Fund’s annual and/or semiannual report, which is available on request. Financial Highlights information is not provided for Class I shares of Greater China Growth Fund because the Class had not yet commenced operations as of February 28, 2009.

Six Months Ended February 28, 2009

(Unaudited)

	Class A	Class B	Class C

Net asset value - Beginning of period	$23.310	$23.110	$23.070
Income (loss) from operations
Net investment income (loss)(1)	$ 0.034	$ (0.007)	$ (0.005)
Net realized and unrealized gain (loss)	(7.853)	(7.782)	(7.764)
Total income (loss) from operations	$ (7.819)	$ (7.789)	$ (7.769)
Less distributions
From net investment income	$—	$—	$—
From net realized gain	(2.932)	(2.932)	(2.932)
Total distributions	$ (2.932)	$ (2.932)	$ (2.932)
Redemption Fees(1)	$ 0.001	$ 0.001	$ 0.001
Net asset value - End of period	$12.560	$12.390	$12.370
Total Return (2)	(34.91)%(4)	(35.10)%(4)	(35.06)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$99,045	$18,370	$28,331
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)	2.38%(5)	2.88%(5)	2.88%(5)
Expenses after custodian fee reduction(3)	2.38%(5)	2.88%(5)	2.88%(5)
Net investment income (loss)	0.43%(5)	(0.09)%(5)	(0.07)%(5)
Portfolio Turnover of the Portfolio	13%(4)	13%(4)	13%(4)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(4)	Not annualized.
(5)	Annualized.

September 30, 2009

ASCGCPS

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EATON VANCE WORLDWIDE HEALTH SCIENCES FUND Supplement to Prospectus dated January 1, 2009

1. As of the date of this Supplement the Fund now offers Class I shares.

2. "Performance Information.": No performance is shown for Class I shares because they have not been offered prior to the date of this Supplement.

3. The following is added to the Fund’s Shareholder Fees, Annual Fund Operating Expenses and Example tables that appear in "Fund Fees and Expenses." and "Example." under "Fund Summary":

Shareholder Fees
(fees paid directly from your investment)	Class I

Maximum Sales Charge (Load) (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	None
Redemption Fee (as a percentage of the amount redeemed or exchanged)(1)	1.00%

Annual Fund Operating Expenses
(expenses that are deducted from Fund and Portfolio assets)	Class I

Management Fees(2)	1.00%
Distribution and Service (12b-1) Fees	n/a
Other Expenses(3)	0.27%
Acquired Fund Fees and Expenses(4)	0.02%
Total Annual Fund Operating Expenses	1.29%
Advisory Fee Reduction(5)	(0.02)%
Total Annual Fund Operating Expenses (net reduction)	1.27%

(1)	For shares redeemed or exchanged within 90 days of the settlement of purchase.
(2)	A performance fee adjustment decreased the effective rate of the basic investment advisory fee of 0.69% by 0.13% for the most recent fiscal year ended August 31, 2008. The performance adjustment is calculated by comparing the Fund’s performance to that of the S&P 500 Index over specified periods. See page 6 for more information about the calculation of performance fee adjustment.
(3)	"Other Expenses" for Class I is estimated.
(4)	Reflects the Fund’s portion of the fees and expenses allocated to Worldwide Health Sciences Portfolio in connection with its investment in another investment company (Cash Management Portfolio) for cash management purposes.
(5)	The investment advisory fee of Worldwide Health Sciences Portfolio was reduced by its allocable portion of Cash Management Portfolio’s advisory fee.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same as stated in the Fund Fees and Expenses tables above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class I shares	$129*	$403	$697	$1,534

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class I shares	$129	$403	$697	$1,534

*	Due to the redemption fee, the cost of investing for one year would be $100 higher for shares redeemed or exchanged within 90 days of the settlement of purchase.

4. The following is added to "Purchasing Shares":

Class I Shares

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans). Class I shares are also offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain Fund service providers. Your initial investment must be at least $250,000. Subsequent investments of any amount may be made at any time. The minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information). The initial minimum investment also is waived for individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform (in each case, as described above), provided the aggregate value of such accounts invested in Class I shares is at least $250,000 (or is anticipated by the principal underwriter to reach $250,000) and for corporations, endowments, foundations and qualified plans with assets of at least $100 million.

Class I shares may be purchased through a financial intermediary or by requesting your bank to transmit immediately available funds (Federal Funds) by wire. To make an initial investment by wire, you must complete an account application and telephone the Fund Order Department at 1-800-262-1122 to be assigned an account number. You may request a current account application by calling 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time). The Fund Order Department must be advised by telephone of each additional investment by wire.

5. The following replaces the second paragraph under "Restrictions on Excessive Market Trading and Market Timing." under "Purchasing Shares":

A fund that invests all or a portion of its assets in foreign securities may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of Fund share prices that may not reflect developments in a foreign securities market that occur after the close of such market but prior to the pricing of Fund shares. In addition, a fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (including certain securities that may be held by a Portfolio, such as restricted securities and certain small and mid-cap companies) is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as “price arbitrage”). The investment adviser is authorized to use the fair value of a security if prices are unavailable or are deemed unreliable (see “Valuing Shares”). The use of fair value pricing, the redemption fee applicable to Class A, Class I and Class R shares, and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder’s ability to engage in price or time zone arbitrage to the detriment of the Funds.

6. The following is added to "Choosing a Share Class." under "Purchasing Shares":

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (as described above). Class I shares are also offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain Fund service providers. Purchases of Class I shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of settlement of purchase. Class I shares do not pay distribution or service fees.

7. The following replaces the third paragraph under "Redeeming Shares":

Class A, Class I and Class R shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of the settlement of the purchase. All redemption fees will be paid to the Fund. Redemptions of shares held by tax-deferred retirement plans, in proprietary fee-based programs sponsored by financial intermediaries, or by Eaton Vance, its affiliated entities and accounts in which Eaton Vance or such an affiliate have a beneficial interest, as well as the redemption of shares acquired as the result of reinvesting distributions, are not subject to the redemption fee.

8. The following replaces the paragraph under "Financial Highlights" and is added to the Financial Highlights table:

The financial highlights are intended to help you understand the Fund’s financial performance for the period(s) indicated. Certain information in the tables reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions at net asset value). This information (except for the six months ended February 28, 2009) has been audited by Deloitte & Touche LLP, an independent

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registered public accounting firm except that Fund information prior to the fiscal year ended August 31, 2008 was audited by another independent registered public accounting firm. The report of Deloitte & Touche LLP and the Fund’s annual financial statements and unaudited semiannual financial statements for the six months ended February 28, 2009 are incorporated herein by reference and included in the Fund’s annual and/or semiannual report, which is available on request. Financial Highlights information is not provided for Class I shares because the Class had not yet commenced operations as of February 28, 2009.

Six Months Ended February 28, 2009

(Unaudited)

	Class A	Class B	Class C	Class R

Net asset value - Beginning of period	$ 10.900	$ 11.340	$ 11.350	$11.300
Income (loss) from operations
Net investment loss(1)	$ (0.044)	$ (0.081)	$ (0.080)	$ (0.056)
Net realized and unrealized gain (loss)	(2.166)	(2.259)	(2.270)	(2.254)
Total income (loss) from operations	$ (2.210)	$ (2.340)	$ (2.350)	$ (2.310)
Less distributions
From net realized gain	$ (1.350)	$ (1.350)	$ (1.350)	$ (1.350)
Total distributions	$ (1.350)	$ (1.350)	$ (1.350)	$ (1.350)
Redemption Fees(1)	$ 0.000(4)	$ 0.000(4)	$ 0.000(4)	$ 0.000(4)
Net asset value - End of period	$ 7.340	$ 7.650	$ 7.650	$ 7.640
Total Return (2)	(21.31)%(5)	(21.64)%(5)	(21.71)%(5)	(21.44)%(5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$804,955	$198,615	$216,240	$10,343
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)	2.06%(6)	2.81%(6)	2.81%(6)	2.31%(6)
Expenses after custodian fee reduction(3)	2.06%(6)	2.81%(6)	2.81%(6)	2.31%(6)
Net investment loss	(0.99)%(6)	(1.75)%(6)	(1.74)%(6)	(1.23)%(6)
Portfolio Turnover of the Portfolio	24%(5)	24%(5)	24%(5)	24%(5)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(4)	Amount represents less than $0.0005 per share.
(5)	Not annualized.
(6)	Annualized.

September 30, 2009

HSPS

3

PART C - OTHER INFORMATION

Item 23. Exhibits (with inapplicable items omitted)

(a)	(1)	Declaration of Trust dated May 25, 1989, filed as Exhibit (1)(a) to Post-Effective Amendment No.
59 filed August 16, 1995 (Accession No. 0000950156-95-000600) and incorporated herein by reference.

	(2)	Amendment to the Declaration of Trust dated August 18, 1992 filed as Exhibit (1)(b) to Post-
Effective Amendment No. 59 filed August 16, 1995 and incorporated herein by reference.

	(3)	Amendment to the Declaration of Trust dated June 23, 1997 filed as Exhibit (1)(c) to Post-Effective
Amendment No. 68 filed August 25, 1997 (Accession No. 0000950156-97-000646) and
incorporated herein by reference.

	(4)	Amendment to the Declaration of Trust dated August 11, 2008 filed as Exhibit (a)(4) to Post-
Effective Amendment No. 102 filed December 24, 2008 (Accession No. 0000940394-08-
001633) and incorporated herein by reference.

	(5)	Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest,
Without Par Value, as amended effective August 10, 2009 filed herewith.

(b)	(1)	By-Laws filed as Exhibit (2)(a) to Post-Effective Amendment No. 59 filed August 16, 1995 and incorporated herein by reference.

	(2)	Amendment to By-Laws dated December 13, 1993 filed as Exhibit (2)(b) to Post-Effective
Amendment No. 59 filed August 16, 1995 and incorporated herein by reference.

	(3)	Amendment to By-Laws of Eaton Vance Growth Trust dated June 18, 2002 filed as Exhibit (b)(3) to
Post-Effective Amendment No. 79 filed December 23, 2002 (Accession No. 0000940394-02-
000745) and incorporated herein by reference.

	(4)	Amendment to By-Laws of Eaton Vance Growth Trust dated February 7, 2005 filed as Exhibit (b)(4)
to Post-Effective Amendment No. 89 filed March 2, 2005 (Accession No. 0000940394-05-
000248) and incorporated herein by reference.

	(5)	Amendment to By-Laws of Eaton Vance Growth Trust dated December 11, 2006 filed as Exhibit
(b)(5) to Post-Effective Amendment No. 97 filed December 21, 2006 (Accession No.
0000940394-06-001172) and incorporated herein by reference.

	(6)	Amendment to By-Laws of Eaton Vance Growth Trust dated August 11, 2008 filed as Exhibit (b)(6)
to Post-Effective Amendment No. 102 filed December 24, 2008 (Accession No. 0000940394-08-
001633) and incorporated herein by reference.

(c)		Reference is made to Item 23(a) and 23(b) above.

(d)	(1)	Investment Advisory Agreement with Boston Management and Research for Atlanta Capital
Intermediate Bond Fund dated December 10, 2001 filed as Exhibit (d)(1) to Post-Effective
Amendment No. 78 filed December 21, 2001 (Accession No. 0000940394-01-500575) and
incorporated herein by reference.

	(2)	Investment Sub-Advisory Agreement between Boston Management and Research and Atlanta
Capital Management Company, LLC for Atlanta Capital Intermediate Bond Fund dated December
10, 2001 filed as Exhibit (d)(2) to Post-Effective Amendment No. 78 filed December 21, 2001 and incorporated herein by reference.

(e)	(1) (a)	Amended and Restated Distribution Agreement between Eaton Vance Growth Trust and Eaton Vance
Distributors, Inc. effective December 10, 2001 with attached Schedule A dated December 10,
2001 filed as Exhibit (e)(1) to Post-Effective Amendment No. 77 filed December 20, 2001
(Accession No. 0000940394-01-500566) and incorporated herein by reference.

	(b)	Amended Schedule A dated October 20, 2003 to Amended and Restated Distribution Agreement
effective December 10, 2001 filed as Exhibit (e)(1)(a) to Post-Effective Amendment No. 83 filed
October 20, 2003 and incorporated herein by reference.

C-1

	(2)		Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as
Exhibit (e)(2) to Post-Effective Amendment No. 85 filed to the Registration Statement of Eaton
Vance Special Investment Trust (File Nos. 2-27962, 811-1545) filed April 26, 2007 (Accession
No. 0000940394-07-000430) and incorporated herein by reference.

(f)			The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent
Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1,
1994).

(g)	(1)		Custodian Agreement with Investors Bank & Trust Company dated November 7, 1994 filed as
Exhibit (8) to Post-Effective Amendment No. 59 filed August 16, 1995 and incorporated herein by reference.

	(2)		Amendment to Custodian Agreement with Investors Bank & Trust Company dated October 23,
1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 61 filed December 28, 1995 and incorporated herein by reference.

	(3)		Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated December
21, 1998 filed as Exhibit (g)(3) to the Registration Statement of Eaton Vance Municipals Trust (File
Nos. 33-572, 811-4409) (Accession No. 0000950156-99-000050) filed January 25, 1999 and incorporated herein by reference.

	(4)		Extension Agreement dated August 31, 2005 to Master Custodian Agreement with Investors Bank
& Trust Company filed as Exhibit (j)(2) to the Eaton Vance Tax-Managed Global Buy-Write
Opportunities Fund N-2, Pre-Effective Amendment No. 2 (File Nos. 333-123961, 811-21745)
filed September 26, 2005 (Accession No. 0000950135-05-005528) and incorporated herein by reference.

	(5)		Delegation Agreement dated December 11, 2000 with Investors Bank & Trust Company filed as
Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, File No. 333-32276, 811-05808,
Amendment No. 5, filed April 3, 2001 (Accession No. 0000940394-01-500125) and incorporated herein by reference.

(h)	(1)	(a)	Management Contract between Eaton Vance Growth Trust (on behalf of Eaton Vance Asian Small
Companies Fund, Eaton Vance Information Age Fund, Eaton Vance Greater China Growth Fund and
Eaton Vance Worldwide Health Sciences Fund) and Eaton Vance Management dated June 23,
1997 filed as Exhibit (5)(a) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

		(b)	Fee Reduction Agreement between Eaton Vance Growth Trust and Eaton Vance Global Growth Fund
dated July 28, 2006 to Management Contract dated June 23, 1997 filed as Exhibit (h)(1)(b) to
Post-Effective Amendment No. 95 filed October 30, 2006 (Accession No. 0000940394-06-
000845) and incorporated herein by reference.

	(2)	(a)	Amended and Restated Administrative Services Agreement between Eaton Vance Growth Trust (on behalf of certain of its series) and Eaton Vance Management dated December 10, 2001 with attached Schedule A dated December 10, 2001 filed as Exhibit (h)(2)(a) to Post-Effective
Amendment No. 78 filed December 21, 2001 and incorporated herein by reference.

		(b)	Administrative Services Agreement between Eaton Vance Growth Trust (on behalf of certain of its series) and Eaton Vance Management effective December 10, 2001 with attached Schedule A dated December 10, 2001 filed as Exhibit (h)(2)(b) to Post-Effective Amendment No. 78 filed
December 21, 2001 and incorporated herein by reference.

	(3)	(a)	Transfer Agency Agreement dated August 1, 2008 filed as Exhibit (h)(1) to Post-Effective
Amendment No. 70 of Eaton Vance Series Trust II (File Nos. 02-42722 and 811-02258) filed
October 27, 2008 (Accession No. 0000940394-08-001324) and incorporated herein by reference.

		(b)	Red Flag Services Amendment to the Transfer Agency Agreement effective May 1, 2009 with attached Schedule A effective April 30, 2009 filed as Exhibit (h)(2)(b) to Post-Effective Amendment

C-2

No. 31 of Eaton Vance Municipals Trust II (File Nos. 33-71320, 811-8134) filed May 28, 2009
(Accession No. 0000940394-09-000411) and incorporated herein by reference.

	(4)	Sub-Transfer Agency Services Agreement effective August 1, 2005 between PFPC Inc. and Eaton
Vance Management filed as Exhibit (h)(3) to Post-Effective Amendment No. 109 of Eaton Vance
Mutual Funds Trust (File Nos. 02-90946 and 811-4015) filed August 25, 2005 (Accession No.
0000940394-05-000983) and incorporated herein by reference.

	(5) (a)	Expense Waivers/Reimbursements Agreement between Eaton Vance Management and Eaton Vance
Growth Trust, Eaton Vance Mutual Funds Trust, Eaton Vance Special Investment Trust and Eaton
Vance Variable Trust (on behalf of certain of their series) dated October 16, 2007 filed as Exhibit
(h)(5) to Post Effective Amendment No. 131 of Mutual Funds Trust (File Nos. 02-90946, 811-
4015) filed November 26, 2007 and incoporated herein by reference.

	(b)	Amended Schedule A effective September 30, 2009 to the Expense Waivers/Reimbursements
Agreement dated October 16, 2007 filed as Exhibit (h)(5)(b) to Post-Effective Amendment No. 147
of Eaton Vance Mutual Funds Trust (File Nos. 02-90946, 811-4015) filed September 29, 2009
(Accession No. 0000940394-09-000753) and incorporated herein by reference.

	(6)	Expense Reduction Agreement between Eaton Vance Growth Trust, Eaton Vance Management and
Lloyd George Investment Management (Bermuda) Ltd. filed as Exhibit (h)(6) to Post-Effective
Amendment No. 102 filed December 24, 2008 (Accession No. 0000940394-08-001633) and
incorporated herein by reference.

(i)		Opinion of Internal Counsel dated September 29, 2009 filed herewith.

(j)	(1)	Consent of Independent Registered Public Accounting Firm for Eaton Vance-Atlanta Capital SMID-
Cap Fund dated September 28, 2009 filed herewith.

(j)	(2)	Consent of Independent Registered Public Accounting Firm for Eaton Vance Greater China Growth
Fund and Eaton Vance Worldwide Health Sciences Fund dated September 28, 2009 filed herewith.

(m)	(1)	Eaton Vance Growth Trust Class A Distribution Plan adopted June 23, 1997 and Amended April
24, 2006 with attached Schedule A filed as Exhibit (m)(1) to Post-Effective Amendment No. 95 filed October 30, 2006 (accession No. 0000940394-06-000845) and incorporated herein by reference.

	(2)	Eaton Vance Growth Trust Class A Distribution Plan adopted June 23, 1997 with attached
Schedule A effective June 23, 1997 filed as Exhibit (15)(b) to Post-Effective Amendment No. 68 and incorporated herein by reference.

	(3)	Eaton Vance Growth Trust Class B Distribution Plan adopted June 23, 1997 with attached
Schedule A effective June 23, 1997 filed as Exhibit (15)(c) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

	(4) (a)	Eaton Vance Growth Trust Class C Distribution Plan adopted June 23, 1997 filed as Exhibit (15)(d)
to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

	(b)	Amended Schedule A to Eaton Vance Growth Trust Class C Distribution Plan effective August 10,
2009 filed herewith.

	(5)	Eaton Vance Growth Trust Class D Distribution Plan adopted December 11, 2000 with attached
Schedule A filed as Exhibit (m)(5) to Post-Effective Amendment No. 76 filed January 22, 2001
(Accession No. 0000940394-01-500025) and incorporated herein by reference.

	(6) (a)	Eaton Vance Growth Trust Class R Distribution Plan adopted December 10, 2001 with attached
Schedule A filed as Exhibit (m)(6) to Post-Effective Amendment No. 78 filed December 21, 2001 and incorporated herein by reference.

	(b)	Amended Schedule A effective June 15, 2009 to Eaton Vance Growth Trust Class R Distribution
Plan filed as Exhibit (m)(6)(b) to Post-Effective Amendment No. 104 filed July 30, 2009
(Accession No. 0000940394-09-000578) and incorporated herein by reference.

(n)	(1)	Amended and Restated Multiple Class Plan for Eaton Vance Funds dated August 6, 2007 filed as
Exhibit (n) to Post-Effective Amendment No. 128 of Eaton Vance Mutual Funds Trust (File Nos. 2-
90946 and 811-4015) filed August 10, 2007 (Accession No. 0000940394-07-000956) and

C-3

incorporated herein by reference.

	(2)	Schedule A effective September 25, 2009 to Amended and Restated Multiple Class Plan filed as Exhibit
(n)(2) to Post-Effective Amendment No. 147 of Eaton Vance Mutual Funds Trust (File Nos. 2-
90946 and 811-4015) filed September 29, 2009 (Accession No. 0000940394-09-000753) and
incorporated herein by reference.

	(3)	Schedule B effective August 10, 2009 to Amended and Restated Multiple Class Plan filed as Exhibit
(n)(3) to Post-Effective Amendment No. 147 of Eaton Vance Mutual Funds Trust (File Nos. 2-
90946 and 811-4015) filed September 29, 2009 (Accession No. 0000940394-09-000753) and
incorporated herein by reference.

	(4)	Schedule C effective August 10, 2009 to Amended and Restated Multiple Class Plan filed as Exhibit
(n)(4) to Post-Effective Amendment No. 147 of Eaton Vance Mutual Funds Trust (File Nos. 2-
90946 and 811-4015) filed September 29, 2009 (Accession No. 0000940394-09-000753) and
incorporated herein by reference.

(p)	(1)	Code of Ethics adopted by Eaton Vance Corp., Eaton Vance Management, Boston Management and
Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds effective September 1, 2000, as revised October 1, 2009 filed as Exhibit (p)(1) to Post-Effective Amendment No. 146 of Eaton
Vance Mutual Funds Trust (File Nos. 2-90946 and 811-4015) filed September 3, 2009 (Accession
No. 0000940394-09-000685) and incorporated herein by reference.

	(2)	Code of Ethics adopted by Lloyd George Management Group, which includes: Lloyd George
Management (BVI) Ltd, Lloyd George Investment Management (Bermuda) Ltd, Lloyd George
Management (Hong Kong) Ltd, Lloyd George Investment Management (Hong Kong) Limited, Lloyd
George Management (Europe) Ltd, Lloyd George Management (Singapore) Pte Ltd and the LGM
Funds effective October 2008 filed as Exhibit (p)(2) to Post-Effective Amendment No. 102 filed
December 24, 2008 (Accession No. 0000940394-08-001633) and incorporated herein by reference.

	(3)	Amended and Restated Code of Ethics dated December 28, 2007 adopted by OrbiMed Advisors,
LLC filed as Exhibit (p)(3) to Post-Effective Amendment No. 102 filed December 24, 2008
(Accession No. 0000940394-08-001633) and incorporated herein by reference.

	(4)	Code of Business Conduct and Ethics adopted by Atlanta Capital Management Company LLC effective January 1, 2006, as revised August 10, 2009 filed as Exhibit (p)(2) to Post-Effective
Amendment No. 147 of Eaton Vance Mutual Funds Trust (File Nos. 2-90946 and 811-4015) filed
September 29, 2009 (Accession No. 0000940394-09-000753) and incorporated herein by reference.

	(5)	Code of Ethics adopted by Eagle Global Advisors, LLC effective May 14, 2004 (as revised February
1, 2005) filed as Exhibit (p)(5) to Post-Effective Amendment No. 111 of Eaton Vance Mutual Funds
Trust (File Nos. 2-90946, 811-4015) filed October 26, 2005 (Accession No. 0000940394-05-
001154) and incorporated herein by reference.

	(6)	Code of Ethics adopted by Parametric Portfolio Associates effective January 2006 filed as Exhibit
(p)(2) to Post-Effective Amendment No. 68 of Series Trust II (File Nos. 02-42722, 811-02258)
filed October 25, 2007 (Accession No. 0000940394-07-001230) and incorporated herein by reference.

(q)	(1)	Power of Attorney for Eaton Vance Growth Trust dated November 1, 2005 filed as Exhibit (q) to
Post-Effective Amendment No. 102 of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409)
filed November 29, 2005 (Accession No. 0000940394-05-001357) and incorporated herein by reference.

	(2)	Power of Attorney for the President of Eaton Vance Growth Trust dated November 1, 2005 filed as
Exhibit (q)(2) to Post-Effective Amendment No. 94 filed January 27, 2006 (Accession No.
0000940394-06-000125) and incorporated herein by reference.

	(3)	Power of Attorney for Asian Small Companies Portfolio, Global Growth Portfolio, Greater China
Growth Portfolio, Growth Portfolio, Large-Cap Growth Portfolio, Small-Cap Portfolio and Worldwide

C-4

Health Sciences Portfolio dated November 1, 2005 filed as Exhibit (q)(2) to Post-Effective
Amendment No. 93 filed December 23, 2005 (Accession No. 0000940394-05-001402) and
incorporated herein by reference.

(4)	Power of Attorney for Asian Small Companies Portfolio, Global Growth Portfolio, Greater China
Growth Portfolio and Growth Portfolio dated November 1, 2005 filed as Exhibit (q)(3) to Post-
Effective Amendment No. 93 filed December 23, 2005 (Accession No. 0000940394-05-001402)
and incorporated herein by reference.

(5)	Power of Attorney for Global Growth Portfolio and Growth Portfolio dated November 1, 2005 filed as
Exhibit (q)(4) to Post-Effective Amendment No. 93 filed December 23, 2005 (Accession No.
0000940394-05-001402) and incorporated herein by reference.

(6)	Powers of Attorney for Worldwide Health Sciences Portfolio dated November 1, 2005 filed as
Exhibit (q)(5) to Post-Effective Amendment No. 93 filed December 23, 2005 (Accession No.
0000940394-05-001402) and incorporated herein by reference.

(7)	Powers of Attorney for Asian Small Companies Portfolio, Global Growth Portfolio, Growth Portfolio,
Greater China Growth Portfolio, Large-Cap Growth Portfolio, Small-Cap Portfolio, and Worldwide
Health Sciences Portfolio dated November 1, 2005 filed as Exhibit (q)(7) to Post-Effective
Amendment No. 94 filed January 27, 2006 (Accession No. 0000940394-06-000125) and
incorporated herein by reference.

(8)	Powers of Attorney for Eaton Vance Growth Trust dated April 23, 2007 filed as Exhibit (q)(8) to
Post-Effective Amendment No. 99 filed December 20, 2007 (Accession No. 0000940394-07-
002090) and incorporated herein by reference.

(9)	Powers of Attorney for Asian Small Companies Portfolio, Global Growth Portfolio, Growth Portfolio,
Greater China Growth Portfolio, Large-Cap Growth Portfolio, Small-Cap Portfolio, and Worldwide
Health Sciences Portfolio dated April 23, 2007 filed as Exhibit (q)(9) to Post-Effective Amendment
No. 99 filed December 20, 2007 (Accession No. 0000940394-07-002090) and incorporated herein by reference.

(10)	Power of Attorney for Eaton Vance Growth Trust dated November 12, 2007 filed as Exhibit (q)(10)
to Post-Effective Amendment No. 99 filed December 20, 2007 (Accession No. 0000940394-07-
002090) and incorporated herein by reference.

(11)	Power of Attorney for Eaton Vance Growth Trust dated January 1, 2008 filed as Exhibit (q)(11) to
Post-Effective Amendment No. 100 filed January 24, 2008 (Accession No. 0000940394-08-
000061) and incorporated herein by reference.

(12)	Power of Attorney for Large-Cap Portfolio and SMID-Cap Portfolio dated January 1, 2008 filed as
Exhibit (q)(12) to Post-Effective Amendment No. 100 filed January 24, 2008 (Accession No.
0000940394-08-000061) and incorporated herein by reference.

(13)	Power of Attorney for Eaton Vance Growth Trust dated November 17, 2008 filed as Exhibit (q)(13)
to Post-Effective Amendment No. 102 filed December 24, 2008 (Accession No. 0000940394-08-
001633) and incorporated herein by reference.

(14)	Power of Attorney for Large-Cap Portfolio and SMID-Cap Portfolio dated November 17, 2008 filed as Exhibit (q)(14) to Post-Effective Amendment No. 103 filed January 26, 2009 (Accession No.
0000940394-09-000040) and incorporated herein by reference.

Item 24. Persons Controlled by or Under Common Control

     Not applicable

Item 25. Indemnification

     Article IV of the Registrant’s Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote. Article XI of the By-Laws contains indemnification provisions. Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreements of the Registrant also provides for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 26. Business and other Connections of Investment Advisers

     Reference is made to: (i) the information set forth under the caption “Management and Organization” in the Statement of Additional Information; (ii) the Eaton Vance Corp. Form 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930), Boston Management and Research (File No. 801-43127), Lloyd George Investment Management (Bermuda) Limited (File No. 801-40889), Lloyd George Management (Hong Kong) Limited (File No. 801-40890), OrbiMed Advisors, LLC (File No. 801-34429), Atlanta Capital Management Company LLC (File No. 801-52179) and Eagle Global Advisors, LLC (File No. 801-53294) filed with the Commission, all of which are incorporated herein by reference.

Item 27. Principal Underwriters

(a)	Registrant’s principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Corp., is the principal underwriter for each of the registered investment companies named below:

Eaton Vance Growth Trust		Eaton Vance Mutual Funds Trust
Eaton Vance Investment Trust		Eaton Vance Series Trust II
Eaton Vance Managed Income Term Trust		Eaton Vance Special Investment Trust
Eaton Vance Municipals Trust		Eaton Vance Variable Trust
Eaton Vance Municipals Trust II
(b)
(1)	(2)		(3)
Name and Principal	Positions and Offices		Positions and Offices
Business Address*	with Principal Underwriter		with Registrant

Julie Andrade	Vice President		None
Michelle Baran	Vice President		None
Ira Baron	Vice President		None
Jeffrey P. Beale	Vice President		None
Matthew Bennett	Vice President		None
Stephanie H. Brady	Vice President		None
Timothy Breer	Vice President		None
Mark Burkhard	Vice President		None
Eric Caplinger	Vice President		None
Mark Carlson	Vice President		None
Tiffany Cayarga	Vice President		None
Randy Clark	Vice President		None
Michael Collins	Vice President		None
Daniel C. Cataldo	Vice President and Treasurer		None
Patrick Cosgrove	Vice President		None
Peter Crowley	Vice President		None
Rob Curtis	Vice President		None
Russell E. Curtis	Vice President and Chief Operations Officer		None
Kevin Darrow	Vice President		None
Derek Devine	Vice President		None
Todd Dickinson	Vice President		None
John Dolan	Vice President		None
Brian Dunkley	Vice President		None
James Durocher	Senior Vice President		None
Margaret Egan	Vice President		None
Robert Ellerbeck	Vice President		None
Daniel Ethier	Vice President		None

Troy Evans	Vice President	None
Lawrence L. Fahey	Vice President	None
Thomas E. Faust Jr.	Director	President and Trustee
Richard A. Finelli	Vice President	None
Daniel Flynn	Vice President	None
James Foley	Vice President	None
J. Timothy Ford	Vice President	None
Kathleen Fryer	Vice President	None
Jonathan Futterman	Vice President	None
Anne Marie Gallagher	Vice President	None
William M. Gillen	Senior Vice President	None
Hugh S. Gilmartin	Vice President	None
David Gordon	Vice President	None
Linda Grasso	Vice President	None
John Greenway	Vice President	None
Jorge Gutierrez	Vice President	None
Peter Hartman	Vice President	None
Richard Hein	Vice President	None
Joseph Hernandez	Vice President	None
Perry D. Hooker	Vice President	None
Christian Howe	Vice President	None
Thomas Hughes	Vice President	None
Jonathan Isaac	Vice President	None
Elizabeth Johnson	Vice President	None
Lisa M. Jones	Vice President	None
Paul F. Jones	Vice President	None
Steve Jones	Vice President	None
Sean Kelly	Vice President	None
Kathleen Krivelow	Vice President	None
David Lefcourt	Vice President	None
Coleen Lynch	Vice President	None
John Macejka	Vice President	None
Christopher Marek	Vice President	None
Frederick S. Marius	Vice President, Secretary, Clerk and Chief Legal Officer	None
Geoff Marshall	Vice President	None
Christopher Mason	Vice President	None
Judy Snow May	Vice President	None
Daniel McCarthy	Vice President	None
Don McCaughey	Vice President	None
Andy McClelland	Vice President	None
Dave McDonald	Vice President	None
Tim McEwen	Vice President	None
Jac McLean	Senior Vice President	None
David Michaud	Vice President	None
Mark Milan	Vice President	None
Don Murphy	Vice President	None
James A. Naughton	Vice President	None
Matthew Navins	Vice President	None
Mark D. Nelson	Vice President	None
Scott Nelson	Vice President	None
Linda D. Newkirk	Vice President	None
Paul Nicely	Vice President	None

Andrew Ogren	Vice President	None
Stephen O’Loughlin	Vice President	None
Philip Pace	Vice President	None
Shannon McHugh Price	Vice President	None
James Putman	Vice President	None
James Queen	Vice President	None
David Richman	Vice President	None
Michael Shea	Vice President	None
Alan Simeon	Vice President	None
Randy Skarda	Vice President	None
Kerry Smith	Vice President	None
Bill Squadroni	Vice President	None
David Stokkink	Vice President	None
Mike Sullivan	Vice President	None
Frank Sweeney	Vice President	None
Gigi Szekely	Vice President and Chief Compliance Officer	None
Brian Taranto	Vice President and Chief Administrative Officer	None
Stefan Thielen	Vice President	None
Michael Tordone	Vice President	None
John M. Trotsky	Vice President	None
John Vaughan	Vice President	None
Randolph Verzillo	Vice President	None
Greg Walsh	Vice President	None
Stan Weiland	Vice President	None
Robert J. Whelan	Vice President and Director	None
Greg Whitehead	Vice President	None
Steve Widder	Vice President	None
Matthew J. Witkos	President, Chief Executive Officer and Director	None
Joseph Yasinski	Vice President	None
Trey Young	Vice President	None
Gregor Yuska	Vice President	None

* Address is Two International Place, Boston, MA 02110

     (c) Not applicable

Item 28. Location of Accounts and Records

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodian, State Street Bank and Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, PNC Global Investment Servicing (U.S.) Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management, Boston Management and Research, Lloyd George Investment Management (Bermuda) Limited, OrbiMed Advisors, LLC, Atlanta Capital Management Company, LLC and Eagle Global Advisors, LLC.

Item 29. Management Services

     Not applicable

Item 30. Undertakings

     None

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on September 29, 2009.

EATON VANCE GROWTH TRUST By: /s/ THOMAS E. FAUST JR. Thomas E. Faust Jr., President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in their capacities indicated on September 29, 2009.

Signature	Title

/s/ Thomas E. Faust Jr.	Trustee and President (Chief Executive Officer)
Thomas E. Faust Jr.

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Greater China Growth Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 2-22019) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on September 29, 2009.

GREATER CHINA GROWTH PORTFOLIO By: HON. ROBERT LLOYD GEORGE* Hon. Robert Lloyd George, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 2-22019) has been signed below by the following persons in their capacities on September 29, 2009.

Signature	Title

Hon. Robert Lloyd George*	President (Chief Executive Officer)
Hon. Robert Lloyd George

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     SMID-Cap Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 02-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on September 29, 2009.

SMID-CAP PORTFOLIO By: /s/ Duncan W. Richardson Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 02-27962) has been signed below by the following persons in their capacities on September 29, 2009.

Signature	Title

/s/ Duncan W. Richardson	President (Chief Executive Officer)
Duncan W. Richardson

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Worldwide Health Sciences Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 2-22019) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on September 29, 2009.

WORLDWIDE HEALTH SCIENCES PORTFOLIO By: SAMUEL D. ISALY* Samuel D. Isaly, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 2-22019) has been signed below by the following persons in their capacities on September 29, 2009.

Signature	Title

Samuel D. Isaly*	President (Chief Executive Officer)
Samuel D. Isaly

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

EXHIBIT INDEX

     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.

Exhibit No.		Description

(a) (5)		Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest,
Without Par Value, as amended effective August 10, 2009.

(i)		Opinion of Internal Counsel dated September 29, 2009.

(j) (1)		Consent of Independent Registered Public Accounting Firm for Eaton Vance-Atlanta Capital SMID-
Cap Fund dated September 28, 2009.

(j) (2)		Consent of Independent Registered Public Accounting Firm for Eaton Vance Greater China
Growth Fund and Eaton Vance Worldwide Health Sciences Fund dated September 28, 2009.

(m) (4)	(b)	Amended Schedule A to Eaton Vance Growth Trust Class C Distribution Plan effective August 10,
2009.